Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	MoneyHero Limited
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 22, 2024, MoneyHero Limited (the “Registrant”) filed Amendment No. 4 to a Registration Statement on Form F-1 (File No. 333-275205) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 22, 2024. The Registrant is filing this post-effective amendment No. 1 to the Registration Statement to include its consolidated financial statements as of December 31, 2023 and for the year ended December 31, 2023 and to update certain other information contained in the Registration Statement.
Entity Central Index Key	0001974044
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9